Inventories - Schedule of Inventories, Current (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 1,025	$ 4,523
Work in progress	4,206	2,987
Total inventories	$ 5,231	$ 7,510